Intangible Assets - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment loss on acquired intangible assets	¥ 4,100	$ 628
Amortization of intangible assets	34,266	$ 5,251	¥ 34,938	¥ 32,749
Amortization expenses for the year ended December 31, 2021	21,359
Amortization expenses for the year ended December 31, 2022	18,160
Amortization expenses for the year ended December 31, 2023	4,804
Amortization expenses for the year ended December 31, 2024	1,074
Amortization expenses for the year ended December 31, 2025	138
Amortization expenses thereafter	¥ 35